INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2019
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

7.      INVESTMENT PROPERTIES

	Buildings	Land use rights	Total
Year ended December 31, 2018
Opening net carrying amount	254,061	1,078,309	1,332,370
Transfer from property, plant and equipment (Note 6)	11,039	—	11,039
Transfer to property, plant and equipment (Note 6)	(21,773)	—	(21,773)
Disposal	—	(143,401)	(143,401)
Depreciation	(7,353)	(14,876)	(22,229)
Closing net carrying amount	235,974	920,032	1,156,006

As at December 31, 2018
Cost	251,626	939,015	1,190,641
Accumulated depreciation	(15,652)	(18,983)	(34,635)

Net carrying amount	235,974	920,032	1,156,006

	Buildings	Land use rights	Total
Year ended December 31, 2019
Opening net carrying amount	235,974	920,032	1,156,006
Additions	44,063	—	44,063
Transfer from property, plant and equipment (Note 6)	179,564	—	179,564
Transfer from right-of-use assets (Note 19)	—	239,765	239,765
Disposal	(36,949)	(52,537)	(89,486)
Depreciation	(8,484)	(18,075)	(26,559)
Impairment	—	(87)	(87)
Closing net carrying amount	414,168	1,089,098	1,503,266

As at December 31, 2019
Cost	508,705	1,159,343	1,668,048
Accumulated depreciation and impairment	(94,537)	(70,245)	(164,782)

Net carrying amount	414,168	1,089,098	1,503,266

The Group’s investment properties consist of land use rights held for capital appreciation and buildings leased to third parties under operating leases.

As at December 31, 2019, the Group was in the process of applying for the ownership certificates of investment properties with a net carrying value of RMB255 million (December 31, 2018: RMB68 million). There have been no litigations, claims or assessments against the Group for compensation with respect to the use of these rights to date. As at December 31, 2019, the carrying value of these investment properties only represented approximately 0.13% of the total asset value of the Group (December 31, 2018: 0.03%). Management considers that it is probable that the Group can obtain the relevant ownership certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group legally owns and has the rights to use the above investment properties, and that there is no material adverse impact on the overall financial position of the Group.

As at December 31, 2019, the fair value of the buildings was approximately RMB1,071 million (December 31, 2018: RMB781 million), which was estimated based on the market price of comparable buildings in the nearby area. The directors of the Company estimated that the fair value of the land use right is likely to be RMB1,269 million (December 31, 2018: RMB1,287 million), which was determined based on the transaction prices for similar lands nearby.